Deposits	12 Months Ended
Dec. 31, 2025
Deposit Liability [Line Items]
Deposits
(11)	Deposits
Deposits at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025		2024
	Balance	Weighted Average Rate	Balance	Weighted Average Rate
	(Dollars in thousands)
Non-interest-bearing demand	$1,517,399	—%	$1,438,030	—%
Interest-bearing demand	1,985,871	1.99	2,021,312	2.19
Money market accounts	1,465,028	2.59	1,241,691	2.82
Savings and club deposits	623,444	0.47	652,501	0.75
Certificates of deposit	2,852,337	3.80	2,742,615	4.24

Total deposits	$8,444,079	2.23%	$8,096,149	2.47%

The aggregate amount of certificates of deposit that meet or exceed $250,000 totaled approximately $723.3 million and $677.3 million at December 31, 2025 and 2024, respectively.
Within total deposits, brokered deposits totaled $46.2 million and $50.1 million at December 31, 2025 and 2024, respectively. The Company also offers its customers reciprocal deposit arrangements, which provide FDIC deposit insurance for accounts that would otherwise exceed deposit insurance limits, which totaled $262.1 million and $186.1 million as of December 31, 2025 and 2024, respectively.
Scheduled maturities of certificates of deposit accounts at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
One year or less	$2,468,641	$2,422,249
After one year to two years	263,211	281,961
After two years to three years	86,017	21,909
After three years to four years	14,037	8,193
After four years	20,431	8,303

	$2,852,337	$2,742,615

Interest expense on deposits for the years ended December 31, 2025, 2024, and 2023 are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Demand (including money market accounts)	$81,803	$88,337	$62,070
Savings and club deposits	4,015	5,130	2,231
Certificates of deposit	111,556	108,916	60,861

	$197,374	$202,383	$125,162

Northfield Bancorp, Inc. [Member]
Deposit Liability [Line Items]
Deposits
(8)	Deposits
Deposit account balances are summarized as follows (dollars in thousands):

	As of December 31,
	2025		2024
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Transaction:
Negotiable orders of withdrawal and interest-bearing checking	$1,421,244	2.06%	$1,286,154	2.11%
Non-interest bearing checking	736,249	—%	706,976	—%

Total transaction	2,157,493	1.36%	1,993,130	1.36%

Savings:
Money market	275,483	1.84%	272,145	1.87%
Savings	858,600	1.40%	904,163	1.71%

Total savings	1,134,083	1.51%	1,176,308	1.75%

Certificates of deposit:
Under $250,000	582,192	3.41%	844,360	4.10%
$250,000 or more	142,041	3.47%	124,679	4.26%

Total certificates of deposit	724,233	3.42%	969,039	4.12%

Total deposits	$4,015,809	1.77%	$4,138,477	2.12%

The Company had brokered deposits (included in certificates of deposit under $250,000 in the table above) of $40.5 million and $263.4 million at December 31, 2025 and 2024, respectively.

NORTHFIELD BANCORP, INC. AND SUBSIDIARIES
Notes to Consolidated Financial Statements (Continued)

Scheduled maturities of certificates of deposit are summarized as follows (in thousands):

December 31, 2025
2026	$665,931
2027	8,752
2028	9,499
2029	20,659
2030	19,392

Total	$724,233

Interest expense on deposits is summarized as follows (in thousands):

	December 31,
	2025	2024	2023
Transaction	$29,514	$27,676	$16,553
Savings and money market	19,456	22,552	13,855
Certificates of deposit	29,915	32,044	18,345

	$78,885	$82,272	$48,753